Schedule of Statutory Federal Income Tax Rate (Details)		3 Months Ended	12 Months Ended
	Aug. 16, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	1.00%	21.00%	21.00%	21.00%
Interest and penalties			(3.47%)	0.12%
Change in fair value of warrants			(0.02%)	(0.05%)
Business combination expenses			(22.84%)	1.10%
Broken Deal			(0.00%)	(4.37%)
Change in valuation allowance			(27.15%)	10.81%
Income tax provision expense		0.00%	(32.48%)	28.61%